Label	Element	Value
Innovator International Developed Power Buffer ETF - April | iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: 0.80 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.00%
Innovator International Developed Power Buffer ETF - April | iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: 79.86 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.10%
Innovator International Developed Power Buffer ETF - April | iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: 93.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)
Innovator International Developed Power Buffer ETF - April | iShares MSCI EAFE ETF, Expiration: 03/31/2025; Exercise Price: 67.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.60%)